Property, plant and equipment - Key assumptions used in estimating the recoverable amount of the CGUs - Tongwei Wind Power (Details)	12 Months Ended
Dec. 31, 2020 h / yr ¥ / MWh
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted	4,140
Huaneng Tongwei Wind Power Generation Limited Liability Company ("Tongwei Wind Power ") (d)
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted	1,620
Sales volume ( Power generation hours), Actual	1,496
Sales volume ( Power generation hours), Fluctuation	124
Forecasted Average Tariff | ¥ / MWh	385.38
Actual Average Tariff | ¥ / MWh	336.60
Fluctuation in Average Tariff | ¥ / MWh	48.78